Related Party Transactions (Narrative) (Details) - USD ($)	1 Months Ended					9 Months Ended		12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Feb. 20, 2015	Nov. 30, 2014	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 02, 2015
Aggregate principal balances		$ 1,300,000				$ 1,000,000		$ 1,300,000	$ 555,500
Interest rate								6.00%
Debt Instrument, Periodic Payment, Principal								$ 20,000
Interest Payable		$ 4,600				0		4,600	802,600
Stock Issued During Period, Value, New Issues								2,916,065
Related-party interest expense						43,400	$ 23,600	$ 33,500	36,500
Common stock exercise price		$ 6.00						$ 6.00
Class of Warrant or Right, Date from which Warrants or Rights Exercisable								Mar. 02, 2015
Class Of Warrant Or Rights Expiration Date								Mar. 01, 2020
Debt Instrument, Unamortized Discount						280,400
Amortization of Debt Discount (Premium)						$ 195,600	$ 0
Proceeds from Issuance of Common Stock								$ 5,000,000
Discount Price Per Share Percentage		20.00%				20.00%		20.00%
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 521,100		$ 521,000
Minimum Gross Proceeds From Beneficial Conversion Feature								5,000,000
Related-Party Notes Payable [Member]
Common stock exercise price										$ 6.00
Class Of Warrant Or Rights Expiration Date		Mar. 01, 2020
Debt Instrument, Unamortized Discount		$ 280,400						280,400
Amortization of Debt Discount (Premium)								$ 20,800
Discount Price Per Share Percentage						20.00%		20.00%
June 2015 [Member]
Debt Instrument, Periodic Payment, Principal								$ 72,000
Maximum [Member]
Debt Instrument, Periodic Payment, Principal								1,000
GBR Investments, LLC [Member]
Notes Issued									100,000
Patrick Mullins, M.D. [Member]
Aggregate principal balances		$ 448,200				$ 448,200		$ 448,200
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		37,347				37,347		37,347
Patrick Mullins, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		834				834		834
Jeffrey Dell, M.D. [Member]
Aggregate principal balances		$ 208,900				$ 208,900		$ 208,900
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		17,412				17,412		17,412
Jeffrey Dell, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		417				417		417
Maryl Petreccia [Member]
Aggregate principal balances		$ 266,700				$ 266,700		$ 266,700
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		22,224				22,224		22,224
Maryl Petreccia [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		417				417		417
Raymond Takahashi, M.D [Member]
Aggregate principal balances		$ 35,800				$ 35,800		$ 35,800
Common stock exercise price		$ 6.00	$ 6.00					$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,490	1,490					1,490
Class of Warrant or Right, Date from which Warrants or Rights Exercisable								Feb. 20, 2015
Class Of Warrant Or Rights Expiration Date			Feb. 19, 2018					Feb. 19, 2018
Proceeds from Issuance of Common Stock								$ 5,000,000
Discount Price Per Share Percentage								20.00%
Debt Instrument, Maturity Date						Mar. 01, 2016
Marc Grossman, M.D. [Member]
Aggregate principal balances		$ 298,500				$ 86,500		$ 298,500
Interest rate						6.00%
Debt Instrument, Periodic Payment, Principal						$ 20,000
Debt Instrument, Maturity Date						May 01, 2016
Marc Grossman, M.D. [Member] | June 2015 [Member]
Debt Instrument, Periodic Payment, Principal						$ 72,000
Marc Grossman, M.D. [Member] | Maximum [Member]
Debt Instrument, Fee Amount						$ 1,000
Jerrell Shelton [Member]
Notes Issued									120,000
Five Percentage Bridge Notes [Member]
Principal amount		$ 826,900						$ 826,900	$ 1,793,000
Common stock exercise price		$ 5.88						$ 5.88
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		74,709						74,709
Convertible Preferred Stock [Member]
Principal amount		$ 220,000						$ 220,000
Stock Issued During Period, Shares, New Issues				4,167	291,142			2.5
Stock Issued During Period, Value, New Issues				$ 100,000
Common stock exercise price					$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					194,095
Convertible Preferred Stock [Member] | Mrs. Richard Berman [Member]
Stock Issued During Period, Shares, New Issues	1,667
Proceeds from Issuance of Common Stock	$ 20,000